Consolidated Statement of Changes in Equity and Comprehensive Income In Millions, except Share data, unless otherwise specified	Total USD ($)	Total Wells Fargo stockholders' equity [Member] USD ($)	Preferred stock [Member] USD ($)	Common stock [Member] USD ($)	Additional paid-in capital [Member] USD ($)		Retained earnings [Member] USD ($)	Cumulative other comprehensive income [Member] USD ($)	Treasury stock [Member] USD ($)	Unearned ESOP shares [Member] USD ($)	Noncontrolling interests [Member] USD ($)
Beginning Balance at Dec. 31, 2007
Statement [Line Items]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities							$ 53	$ (53)
Effect of change in accounting for noncontrolling interests	0	(3,716)			(3,716)						3,716
Ending Balance at Dec. 31, 2008	102,316	99,084	31,332	7,273	36,026		36,543	(6,869)	(4,666)	(555)	3,232
Shares, Ending Balance at Dec. 31, 2008			10,111,821	4,228,630,889
Statement [Line Items]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities								(53)
Comprehensive income:
Net income (loss)	12,275	12,275					12,275
Net Income Attributable to Noncontrolling interests	392										392
Other comprehensive income, net of tax:
Translation adjustments, net change	66	73						73			(7)
Net unrealized gains (losses) on securities available for sale	9,811	9,806						9,806			5
Net unrealized gains (losses) on derivatives and hedging activities	(221)	(221)						(221)
Defined benefit plans adjustment	273	273						273
Total comprehensive income	22,596	22,206									390
Purchase of Prudential's noncontrolling interest	(3,060)	1,440			1,440
Cash paid for purchase of Prudential's noncontrolling interest	(4,500)										(4,500)
All other	(344)	(79)			(79)						(265)
Common stock, issued	21,976	21,976		1,470	19,111		(898)		2,293
Common stock, shares issued				953,285,636
Common stock repurchased	(220)	(220)							(220)
Common stock repurchased, shares				(8,274,015)
Preferred stock redeemed	(25,000)	(25,000)	(25,000)
Preferred stock redeemed, shares			(25,000)
Preferred stock released by ESOP	106	106			(7)					113
Preferred stock converted to common shares	0	0	(106)		(54)				160
Preferred stock converted to common shares, shares			(105,881)	4,982,083
Common stock warrants repurchased	0
Common stock dividends	(2,125)	(2,125)					(2,125)
Preferred stock dividends and accretion	(2,026)	(2,026)	2,259				(4,285)
Tax benefit upon exercise of stock options	18	18			18
Stock incentive compensation expense	245	245			245
Net change in deferred compensation and related plans	(123)	(123)			(106)				(17)
Net change	12,043	16,418	(22,847)	1,470	20,568		4,967	9,931	2,216	113	(4,375)
Net change, shares			(130,881)	949,993,704
Ending Balance at Dec. 31, 2009	114,359	111,786	8,485	8,743	52,878		41,563	3,009	(2,450)	(442)	2,573
Shares, Ending Balance at Dec. 31, 2009			9,980,940	5,178,624,593
Statement [Line Items]
Cumulative effect from change in accounting for VIE's	183	183					183
Cumulative effect from change in accounting for embedded credit derivatives	(28)	(28)					(28)
Comprehensive income:
Net income (loss)	12,362	12,362					12,362
Net Income Attributable to Noncontrolling interests	301										301
Other comprehensive income, net of tax:
Translation adjustments, net change	57	45						45			12
Net unrealized gains (losses) on securities available for sale	1,538	1,525						1,525			13
Net unrealized gains (losses) on derivatives and hedging activities	89	89						89
Defined benefit plans adjustment	70	70						70
Total comprehensive income	14,417	14,091									326
Noncontrolling interests	(1,418)	0									(1,418)
Cash paid for purchase of Prudential's noncontrolling interest	0
Common stock, issued	1,375	1,375		27	375		(376)		1,349
Common stock, shares issued				58,375,566
Common stock repurchased	(91)	(91)							(91)
Common stock repurchased, shares				(3,010,451)
Preferred stock issued to ESOP	0	0	1,000		80					(1,080)
Preferred stock issued to ESOP, shares			1,000,000
Preferred stock released by ESOP	796	796			(63)					859
Preferred stock converted to common shares	0	0	(796)	17	212				567
Preferred stock converted to common shares, shares			(795,637)	28,293,520
Common stock warrants repurchased	(545)	(545)			(545)
Common stock dividends	(1,045)	(1,045)			4		(1,049)
Preferred stock dividends	(737)	(737)					(737)
Tax benefit upon exercise of stock options	97	97			97
Stock incentive compensation expense	436	436			436
Net change in deferred compensation and related plans	90	90			(48)				138
Net change	13,530	14,622	204	44	548		10,355	1,729	1,963	(221)	(1,092)
Net change, shares			204,363	83,658,635
Ending Balance at Dec. 31, 2010	127,889	126,408	8,689	8,787	53,426		51,918	4,738	(487)	(663)	1,481
Shares, Ending Balance at Dec. 31, 2010			10,185,303	5,262,283,228
Consolidated Statement of Changes in Equity and Comprehensive Income (Textuals) [Abstract]
Private forward repurchase contract	150
Comprehensive income:
Net income (loss)	15,869	15,869					15,869
Net Income Attributable to Noncontrolling interests	342										342
Other comprehensive income, net of tax:
Translation adjustments, net change	(24)	(22)						(22)			(2)
Net unrealized gains (losses) on securities available for sale	(663)	(653)						(653)			(10)
Net unrealized gains (losses) on derivatives and hedging activities	(249)	(249)						(249)
Defined benefit plans adjustment	(607)	(607)						(607)
Total comprehensive income	14,668	14,338									330
Noncontrolling interests	(402)	(37)			(37)						(365)
Cash paid for purchase of Prudential's noncontrolling interest	0
Common stock, issued	1,296	1,296		88	1,208
Common stock, shares issued				52,906,564
Common stock repurchased	(2,416)	(2,416)			(150)	[1]			(2,266)
Common stock repurchased, shares				(85,779,031)
Preferred stock issued to ESOP	0	0	1,200		102					(1,302)
Preferred stock issued to ESOP, shares			1,200,000
Preferred stock released by ESOP	959	959			(80)					1,039
Preferred stock converted to common shares	0	0	(959)	56	903
Preferred stock converted to common shares, shares			(959,623)	33,200,875
Preferred stock, issued	2,501	2,501	2,501
Preferred stock, shares issued			25,010
Common stock warrants repurchased	(2)	(2)			(2)
Common stock dividends	(2,537)	(2,537)			21		(2,558)
Preferred stock dividends	(844)	(844)					(844)
Tax benefit upon exercise of stock options	78	78			78
Stock incentive compensation expense	529	529			529
Net change in deferred compensation and related plans	(32)	(32)			(41)				9
Net change	13,798	13,833	2,742	144	2,531		12,467	(1,531)	(2,257)	(263)	(35)
Net change, shares			265,387	328,408
Ending Balance at Dec. 31, 2011	$ 141,687	$ 140,241	$ 11,431	$ 8,931	$ 55,957		$ 64,385	$ 3,207	$ (2,744)	$ (926)	$ 1,446
Shares, Ending Balance at Dec. 31, 2011			10,450,690	5,262,611,636

[1]	Includes $150 million private forward repurchase contract. See Note 1 (Summary of Significant Accounting Policies) for additional information.